FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Classification of Financial Assets and Liabilities
Categories of financial instruments:

	As of December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars
Financial assets
Financial assets at fair value through profit or loss	137,904	143,514	36,794
Cash and cash equivalents	134,287	113,062	35,829

	272,191	256,576	72,623

Schedule of Other Price Risk
The sensitivity analysis includes only shares, certificate of participation in mutual fund and bonds at the period end for a 10% change in its prices. A positive number below indicates an increase in profit and other equity where the prices strengthen 10% against the actual prices. For a 10% weakening of the prices against the actual prices, there would be an equal and opposite impact on the profit and other equity, and the balances below would be negative.

	2 0 1 8	2 0 1 7
	NIS	NIS

Profit or loss	13,791	14,351

Schedule of maturity profile of non-derivatives financial instruments
The following table presents the Group's maturity profile for its non-derivatives financial instruments based on their contractual maturity. These financial instruments include interest relating to these assets, except for cases when the Group anticipates that the cash flow will occur on a different period.

	1 month	2-3 Months	4-12 Months	1-5 Years	More than5 Years	Total
	NIS	NIS	NIS	NIS	NIS	NIS

2018
Financial instruments which bear interest	10	371	4,332	27,990	65,484	98,187
Financial instruments which do not bear interest	174,004	-	-	-	-	174,004
	174,014	371	4,332	27,990	65,484	272,191

2017
Financial instruments which bear interest	608	728	3,471	13,832	69,266	87,905
Financial instruments which do not bear interest	168,671	-	-	-	-	168,671
	169,279	728	3,471	13,832	69,266	256,576

Schedule of Non-Derivatives Financial Instruments
The Financial instruments in the non-derivatives financial instruments consist of:

	December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars

Cash and cash equivalents	134,287	113,062	35,829
Financial assets at fair value through profit or loss	137,904	143,514	36,794

	272,191	256,576	72,623

Schedule of Exchange rate risk
The carrying amounts of the Group's foreign currency denominated monetary assets and monetary liabilities at reporting date are as follows:

	Assets		Liabilities
	2 0 1 8	2 0 1 7	2 0 1 8	2 0 1 7
	NIS	NIS	NIS	NIS

US Dollars	22,292	38,034	3,485	1,944

EUR	8,082	1,299	5,677	3,568

	US Dollars Impact	EUR Impact
	2 0 1 8	2 0 1 8
	NIS	NIS

Profit or loss	1,881	240

	US Dollars Impact	EUR Impact
	2 0 1 7	2 0 1 7
	NIS	NIS

Profit or loss	3,609	(227)

Schedule of Classification of Financial Instruments by Fair Value Hierarchy
	December 31, 2018
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
financial assets ‘at fair value through profit or loss’ (FVTPL)
Marketable securities and derivatives	137,904	-	-	137,904

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	NIS	NIS	NIS	NIS
financial assets ‘at fair value through profit or loss’ (FVTPL)
Marketable securities and derivatives	143,514	-	-	143,514